INTANGIBLE ASSETS (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) Number	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) Number	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
Amortization method					Straight-line method
Capitalized software costs | $			$ 141,656		$ 70,231
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Number of patents granted	10		10
Number of pending patents	4		4
Number of trademarks	4		4
Number of pending trademarks	8		8
Amortization method			Straight-line basis
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated lives of intangible assets			17 years		17 years
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated lives of intangible assets			19 years		19 years
Patents [Member] | Foreign [Member]
Finite-Lived Intangible Assets [Line Items]
Number of trademarks	1		1
Patents [Member] | Europe [Member]
Finite-Lived Intangible Assets [Line Items]
Number of patents granted	1		1
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization method			Straight-line basis
Patents And Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Capitalized patent costs and trademarks | $			$ 36,953	$ 16,690	$ 38,505	$ 2,650
Amortization expense | $	$ 5,662	$ 5,034	$ 17,297	$ 15,928	$ 20,963	$ 43,095